Basis Of Presentation	6 Months Ended
Jun. 30, 2011
Basis Of Presentation
Basis Of Presentation

NOTE 1—BASIS OF PRESENTATION

Business

Kindred Healthcare, Inc. is a healthcare services company that through its subsidiaries operates long-term acute care ("LTAC") hospitals, inpatient rehabilitation hospitals, nursing and rehabilitation centers, assisted living facilities and a contract rehabilitation services business across the United States (collectively, the "Company" or "Kindred"). At June 30, 2011, the Company's hospital division operated 120 LTAC hospitals and five inpatient rehabilitation hospitals in 26 states. The Company's nursing center division operated 224 nursing and rehabilitation centers and six assisted living facilities in 27 states. The Company's rehabilitation division provides rehabilitative services primarily in hospital and long-term care settings in 46 states.

In recent years, the Company has completed several transactions related to the divestiture of unprofitable hospitals and nursing and rehabilitation centers to improve its future operating results. For accounting purposes, the operating results of these businesses and the gains or losses associated with these transactions have been classified as discontinued operations in the accompanying unaudited condensed consolidated statement of operations for all periods presented. Assets not sold at June 30, 2011 have been measured at the lower of carrying value or estimated fair value less costs of disposal and have been classified as held for sale in the accompanying unaudited condensed consolidated balance sheet. See Note 4 for a summary of discontinued operations.

Recently issued accounting requirements

In July 2011, the Financial Accounting Standards Board (the "FASB") issued authoritative guidance related to the presentation and disclosure of patient service revenue, provision for bad debts, and the allowance for doubtful accounts for certain healthcare entities. The provisions of the guidance require healthcare entities that recognize significant amounts of patient service revenue at the time services are rendered, even though they do not assess a patient's ability to pay, to present the provision for bad debts related to those revenues as a deduction from patient service revenue (net of contractual allowances and discounts), as opposed to an operating expense. All other entities would continue to present the provision for bad debts as an operating expense. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. These amendments should be applied retrospectively to all prior periods presented. The disclosures required should be provided for the period of adoption and subsequent reporting periods. The adoption of the guidance is not expected to have a material impact on the Company's business, financial position, results of operations or liquidity.

In June 2011, the FASB issued authoritative guidance related to the presentation of other comprehensive income. The provisions of the guidance state that an entity has the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The statement(s) should be presented with equal prominence to the other primary financial statements. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2011. Early adoption is permitted, but full retrospective application is required. The adoption of the guidance will not have a material impact on the Company's business, financial position, results of operations or liquidity.

In May 2011, the FASB issued authoritative guidance related to fair value measurements. The provisions of the guidance result in common fair value measurement and disclosure requirements in United States generally accepted accounting principles and International Financial Reporting Standards. The amendments primarily change the wording used to describe many of the requirements in generally accepted accounting principles for measuring and disclosing information about fair value measurements. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2011. The adoption of the guidance is not expected to have a material impact on the Company's business, financial position, results of operations or liquidity.

In December 2010, the FASB issued authoritative guidance related to goodwill and other intangibles. The provisions of the guidance modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining if it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2010. The adoption of the guidance did not, and is not expected to, have a material impact on the Company's business, financial position, results of operations or liquidity.

In December 2010, the FASB issued authoritative guidance related to business combinations. The provisions of the guidance specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during a particular year had occurred as of the beginning of the comparable prior year annual reporting period. Supplemental pro forma disclosures also have been expanded to include a description of the nature and amount of material, non-recurring pro forma adjustments included in the pro forma financial statements. The guidance is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of the guidance did not have a material impact on the Company's business, financial position, results of operations or liquidity.

In January 2010, the FASB issued authoritative guidance related to fair value measurements and disclosures. The provisions of the guidance require new disclosures related to transfers in and out of Levels 1 and 2 classifications (as described in Note 12). The provisions also require a reconciliation of the activity in Level 3 (as described in Note 12) recurring fair value measurements. Existing disclosures also were expanded to include Level 2 fair value measurement valuation techniques and inputs. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2009, except for the disclosures for Level 3 activity which is effective for fiscal years beginning after December 15, 2010. The adoption of the guidance did not, and is not expected to, have a material impact on the Company's business, financial position, results of operations or liquidity.

Comprehensive income (loss)

The following table sets forth the computation of comprehensive income (loss) (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income (loss)	$(5,953)	$16,277	$16,144	$31,141
Net unrealized investment gains (losses), net of income taxes	(76)	(400)	182	(201)

Comprehensive income (loss)	(6,029)	15,877	16,326	30,940
Loss attributable to noncontrolling interests—redeemable	28	—	28	—
Loss attributable to noncontrolling interests—nonredeemable	393	—	393	—

Comprehensive income (loss) attributable to Kindred	$(5,608)	$15,877	$16,747	$30,940

Equity

The following table sets forth a reconciliation of the carrying amount of equity attributable to Kindred, equity attributable to nonredeemable noncontrolling interests and total equity (in thousands):

	Amounts attributable to Kindred stockholders	Nonredeemable noncontrolling interests	Total equity
Balance at December 31, 2010	$1,031,759	$—	$1,031,759
Acquired noncontrolling interests—nonredeemable	—	23,990	23,990
Comprehensive income:
Net income (loss)	16,565	(393)	16,172
Net unrealized investment gains, net of income taxes	182	—	182

Comprehensive income (loss)	16,747	(393)	16,354
Issuance of common stock in connection with employee benefit plans	3,019	—	3,019
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(3,353)	—	(3,353)
Income tax benefit in connection with the issuance of common stock under employee benefit plans	608	—	608
Stock-based compensation amortization	6,106	—	6,106
Equity consideration for acquisition (See Note 2)	300,426	—	300,426

Balance at June 30, 2011	$1,355,312	$23,597	$1,378,909

Other information

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions for Form 10-Q of Regulation S-X and do not include all of the disclosures normally required by generally accepted accounting principles or those normally required in annual reports on Form 10-K. Accordingly, these financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended December 31, 2010 filed with the Securities and Exchange Commission (the "SEC") on Form 10-K. The accompanying condensed consolidated balance sheet at December 31, 2010 was derived from audited consolidated financial statements, but does not include all disclosures required by generally accepted accounting principles.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the Company's customary accounting practices. Management believes that financial information included herein reflects all adjustments necessary for a fair presentation of interim results and, except as otherwise disclosed, all such adjustments are of a normal and recurring nature.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include amounts based upon the estimates and judgments of management. Actual amounts may differ from those estimates.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation.